CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current Assets
Cash and cash equivalents	$ 2,177	¥ 15,156	¥ 6,477
Restricted cash	6,107	42,518
Accounts receivable, net	2,934	20,424	40,730
Unbilled receivables	8,982	62,529	12,813
Notes receivable	17,837	124,176	2,075
Inventories, net	625	4,351	7,256
Loans to	119	828	2,366
Prepayments and other current assets	31,148	216,850	295,985
Total current assets	69,929	486,832	367,702
Non-current assets
Property and equipment, net	159	1,106	1,762
Intangible assets, net	224	1,560	2,134
Right-of-use asset, net	462	3,219
Total non-current assets	845	5,885	3,896
Total Assets	70,774	492,717	371,598
Current Liabilities (including current liabilities of the consolidated VIEs and its subsidiary without recourse to the primary beneficiary of RMB185,443 and RMB584,740 (US$ 83,993) as of December 31, 2018 and 2019, respectively)
Short-term borrowings	1,975	13,749	82
Accounts payable	43,721	304,380	49,315
Deferred revenue	15,396	107,181	153,467
Accrued expenses and other liabilities	14,799	103,026	24,709
Income taxes payable	56	387
Amounts due to related parties	20,678	143,958	27,844
Lease liabilities	442	3,080
Total current liabilities	97,067	675,761	255,417
Non-current Liabilities (including non-current liabilities of the consolidated VIEs and its subsidiary without recourse to the primary beneficiary of RMB30 and RMB4,320 (US$621) as of December 31, 2018 and 2019, respectively)
Amounts due to related parties	4,805	33,453	177,776
Deferred government grants			30
Total non-current liabilities	4,805	33,453	177,806
Total Liabilities	101,872	709,214	433,223
Commitments and contingencies
Shareholders' deficit
Ordinary shares (par value of US$0.00005 per share; 1,000,000,000 shares authorized; 310,627,024 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	14	98	98
Additional paid-in capital	77,223	537,618	498,626
Accumulated other comprehensive loss	(45)	(316)
Accumulated deficit	(108,290)	(753,897)	(560,349)
Total shareholders' deficit	(31,098)	(216,497)	(61,625)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 70,774	¥ 492,717	¥ 371,598